Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	$ 1,026		$ 688
Carrying amount of hedging instruments, Liability	[1]	(18,947)		(11,417)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(2,330)		(7,283)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	2,299		7,390
Ineffectiveness recorded in non-interest revenue - other		1		(33)
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	1,026		688
Carrying amount of hedging instruments, Liability	[1]	(5,628)		(10,166)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(1,868)		(6,826)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	1,836		6,933
Ineffectiveness recorded in non-interest revenue - other				(33)
Interest rate risk [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	693		41
Carrying amount of hedging instruments, Liability	[1]	(3,784)		(6,824)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(1,543)		(8,481)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	1,511		8,588
Ineffectiveness recorded in non-interest revenue - other				(33)
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(13,311)		(1,251)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(485)		(886)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	485		886
Foreign exchange risk [member] | Cash Flow Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1],[3]	333		629
Carrying amount of hedging instruments, Liability	[1],[3]	(1,801)		(3,342)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(245)	[4]	1,684	[3]
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	245	[4]	(1,684)	[3]
Foreign exchange risk [member] | Net Investment Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(8)
Ineffectiveness recorded in non-interest revenue - other		1
Foreign exchange risk [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	23		429
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(22)		(429)
Equity price risk [member] | Cash Flow Hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]			18
Carrying amount of hedging instruments, Liability	[1]	(43)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(80)		(29)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	$ 80		$ 29

[1]	Represents unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[2]	Represents life to date amounts.
[3]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon close of the transaction. Refer to Note 10 for further details.
[4]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.